Income Tax (Details) - Schedule of income tax provision - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Federal
Current
Deferred		(781,874)
State
Current
Deferred
Change in valuation allowance		781,874
Income tax provision